Revenue from collaboration agreements - Additional Information (Detail) € in Thousands, $ in Millions														3 Months Ended			12 Months Ended
	Oct. 12, 2023 EUR (€)	Oct. 12, 2023 USD ($)	Apr. 28, 2023 EUR (€)	Apr. 28, 2023 USD ($)	Jun. 01, 2022 EUR (€)	Jun. 01, 2022 USD ($)	Jan. 26, 2022 EUR (€)	Jan. 26, 2022 USD ($)	Dec. 31, 2019 EUR (€)	Aug. 31, 2019 EUR (€)	Aug. 31, 2019 USD ($)	Jul. 31, 2018 EUR (€)	Jul. 31, 2018 USD ($)	Dec. 31, 2024 EUR (€)	Sep. 30, 2024 EUR (€)	Mar. 31, 2024 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)		Dec. 31, 2022 EUR (€)		Oct. 12, 2023 USD ($)	Jun. 01, 2022 USD ($)	Mar. 31, 2022 EUR (€)	Jan. 26, 2022 USD ($)
Disclosure Of Revenue From Contract With Customers [Line Items]
Contract Liabilities														€ 70,069			€ 70,069	€ 215,928						€ 41,800
Revenue from collaboration agreements																	155,835	53,997	[1]	€ 172,831	[1]
BMS Opt in Agreement [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Contract with customers liability revenue recognized																		13,700		91,300
Immatics Biotechnologies GmbH [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Transaction price allocation to performance obligation							€ 133,000																		$ 150.0
Thereafter [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Contract Liabilities														36,800			36,800
Genmab Collaboration Agreement [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Upfront payment received												€ 46,000	$ 54.0
Contract with customers liability revenue recognized																	14,900	2,100		9,600
Contract Liabilities														0			0	14,900		12,100
Contract liabilities recognized contract liabilities recognized																€ 14,900
BMS Collaboration Agreement [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Upfront payment received					€ 18,700	$ 20.0				€ 68,000	$ 75.0
Contract with customers liability revenue recognized																	10,900	12,900		23,000
Contract Liabilities														13,800			13,800	24,700		37,600
Revenue from collaboration agreements														33,100	€ 21,000
BMS Collaboration Agreement [Member] | BMS Opt in Agreement [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Option exercise fee received			€ 13,700	$ 15.0
GSK Collaboration Agreement [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Upfront payment received									€ 45,000
Contract with customers liability revenue recognized																				37,100
Contract Liabilities																				0
Bms Agreement [Member] | Immatics Biotechnologies GmbH [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Contract with customers liability revenue recognized																	26,100	8,800		6,900
Contract Liabilities														0			0	26,000		34,800
Revenue from collaboration agreements							133,000	$ 150.0
Allocation of upfront payment towards clinical trial services and license grant							€ 133,000																		$ 150.0
Allocation of upfront payment towards clinical trial services																								41,800
Allocation of upfront payment towards license grant																								€ 91,300
License Development and Commercialization Agreement [member] | Immatics US Inc [Member] | Bristol Myer Squib Company [member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Upfront payment received | $						60.0
Contract Liabilities														0			0	39,300		56,200
Transaction price allocation to performance obligation					60,700
Additional payment related to performance obligations received | $						$ 5.0
Performance obligations cumulative upfront payments received					60,700																		$ 65.0
Contract transaction price					€ 66,100																		$ 70.8
Revenue recognized during the period performance obligation																	41,100	15,300		€ 4,900
Moderna Collaboration Agreement [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Milestone payment receivable | $																						$ 1,700.0
Upfront payment received	€ 113,000	$ 120.0
Contract Liabilities														€ 56,200			56,200	110,900
Performance obligations cumulative upfront payments received	113,000																					120.0
Revenue recognized during the period performance obligation																	62,800	5,400
Research funding payment received allocated to contract transaction price	40,000																					$ 43.0
Moderna Collaboration Agreement [Member] | Early TCER Activities [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Revenue recognized during the period performance obligation																	9,200	400
Allocation of aggregate transaction price	70,000
Moderna Collaboration Agreement [Member] | Advanced TCER Activities [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Revenue recognized during the period performance obligation																	45,800	3,400
Allocation of aggregate transaction price	62,000
Moderna Collaboration Agreement [Member] | Data Base Activities [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Revenue recognized during the period performance obligation																	€ 7,800	€ 1,600
Allocation of aggregate transaction price	€ 21,000

[1]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities